Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event [Abstract]
Subsequent Events [Text Block]
Subsequent Event
Issuance of Revolving Credit Facility due 2018
On February 20, 2013, Harland Clarke Holdings Corp. terminated the Revolver and along with certain of its domestic subsidiaries, as co-borrowers, and its direct parent, CA Acquisition Holdings, Inc. and certain of its other domestic subsidiaries as guarantors, entered into a senior secured asset based revolving credit facility (the "Revolving Facility") with Citibank, N.A., as administrative agent and collateral agent. The Revolving Facility provides for a facility equal to the lesser of $80.0 and a calculated borrowing base consisting of:

•	85% of eligible receivables less unearned revenue; plus

•	the lesser of (i) 85% of the orderly liquidation value of eligible inventory and (ii) 70% of eligible inventory (in each case, at the lower of book value and market); minus

•	eligibility reserves in effect at the time.
The borrowing base at closing, based on December 31, 2012 balances, was $56.6. The Revolving Facility includes an up to $30.0 subfacility for letters of credit and an up to $10.0 subfacility in the form of short-term swingline loans.
Borrowings and other obligations under the Revolving Facility are guaranteed by CA Acquisition Holdings, Inc., Harland Clarke Holdings Corp. and certain of its domestic subsidiaries and secured by a lien on substantially all of the assets of such loan parties, including inventory, receivables, equipment, intellectual property and real property. The obligations under the Revolving Facility are secured by a first priority lien on inventory, receivables, payment intangibles and other current assets and other assets arising therefrom and proceeds thereof and second priority liens on the remaining collateral, subject to the first priority liens securing the Company's Non-Extended Term Loans, Extended Term Loans and 2018 Senior Secured Notes.
The Revolving Facility will terminate on February 20, 2018, with springing maturities 91 days prior to the scheduled maturity date of the Company's Non-Extended Term Loans, Extended Term Loans and 2015 Senior Notes, all of which mature prior to the termination date of this Revolving Facility.
Borrowings against the Revolving Facility will be, at the Company's option:

•
A LIBOR rate borrowing, bearing interest at a rate per annum equal to a reserve-adjusted LIBOR rate, plus an applicable margin ranging from 1.75% to 2.25% per annum based on the average excess availability for the prior fiscal quarter; or

•	An Alternate Base Rate ("ABR") borrowing, bearing interest at a rate per annum equal to the greatest of:

•	The prime rate of CitiBank;

▪	Federal Funds Effective Rate plus 0.5%; and

▪	LIBOR rate for a one-month interest period plus 1%,
plus an applicable margin ranging from 0.75% to 1.25% per annum based on the average excess availability for the prior fiscal quarter.
The Revolving Facility has a commitment fee of 0.5% per annum if the average utilization of the Revolving Facility for the preceding fiscal quarter is less than 50% of the total commitments and 0.375% per annum if the average utilization for the preceding fiscal quarter is greater than or equal to 50% of the total commitments.
The Revolving Facility contains covenants that, among other things, limit the ability of the Company and its subsidiaries to (i) incur or guarantee additional indebtedness or capitalized lease obligations, or issue disqualified or preferred stock; (ii) grant liens on assets; (iii) transfer or sell assets; (iv) pay dividends or make distributions to stockholders; (v) enter into transactions with affiliates; (vi) make investments or acquisitions; (vii) enter into sale/leaseback transactions; (viii) amend certain of the Company's indebtedness; (ix) engage in substantially different lines of business; (x) change the Company's fiscal year; and (xi) engage in speculative hedging transactions. These covenants are subject to important exceptions and qualifications. The Revolving Facility also contains a fixed charge coverage ratio test that may apply if the Company's excess availability falls below specified levels, as well as affirmative covenants and events of default that are customary for such facilities.